Employee future benefits - Net defined benefit liability (asset) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 4,396	$ 4,299
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4,308	4,215	$ 4,794
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 88	$ 84	$ 120